                          THE CRUELTY FREE VALUE FUND
                        8260 Greensboro Drive, Suite 250
                             McLean, Virginia 22102



                                                            July 22, 1998



Dear Shareholder,



I am pleased to provide you with the Semi-Annual report of the Cruelty Free Value Fund for the six months from November 30, 1997 through May 31, 1998.

During the period, the Fund increased in assets from $1.2 million to $1.7 million. While the net asset value per share (NAV) increased from $27.96 to $30.10 or 10.45%, comparing very favorably with the Russell 2000 Index* of small capitalization stocks which rose 6.21% based on a monthly compounded return. The one year return for the Cruelty Free Value Fund as of 6/30/98 was 16.89% and the since inception return was 17.78%. Even though small capitalization issues were out of favor for the period, when compared to large capitalization stocks, small capitalization valuations look cheap, consequently growth prospects appear higher. The Fund's portfolio continues to favor the financial, basic industry, energy and consumer sectors.


The Cruelty Free Value Fund continues its dedication to providing an investment program to help end the suffering, abuse and extinction of animals and at the same time provide an outstanding investment opportunity.


Your Fund's management thanks you for your support of the Cruelty Free Value Fund. Please direct inquiries or questions to Beacon Global Advisors, Inc. at 1-800-662-9992.



Sincerely,



/s/ Richard A. Ollen
Richard A. Ollen
President & Chairman of the Board
The Cruelty Free Value Fund



* The Russell 2000 is an unmanaged index that is unavailable for investment.

Past performance is not indicative of future results. Share price and returns will fluctuate and when redeemed, shares may be worth more or less than their original investment. There are special risks associated with investing in smaller capitalization stocks, which may be subject to a higher degree of market risk due to liquidity concerns.



THE CRUELTY FREE VALUE FUND IS DISTRIBUTED BY FPS BROKER SERVICES, INC.-DFU07/98

The Cruelty Free Value Fund
Schedule of Investments (unaudited)                                31-May-98
-----------------------------------------------------------------------------
                                                                   Market
  Shares                                                            Value
              COMMON STOCKS - 74.50%

              BASIC MATERIALS & PROCESSING - 9.54%

     1,200    AK Steel Holding Corp. ...........................     $22,350
     1,050    AMCOL International Corp. ........................      14,438
       800    Ball Corp. .......................................      31,550
       700    Intermet Corp. ...................................      13,650
       600    Quanex Corp. .....................................      18,638
     2,000    RMI Titanium Co.* ................................      42,875
       800    Webb (Del E.) Corp. ..............................      19,400
                                                                 ------------
                                                                     162,901
                                                                 ------------

              CONSUMER DISCRETIONARY - 10.51%

     1,500    Finish Line, Inc. (The), Class A* ................      35,625
       700    Haggar Corp. .....................................       9,800
       300    Harman International Industries, Inc. ............      12,769
     1,500    Heilig-Meyers Co. ................................      18,000
     1,200    Insurance Auto Auctions, Inc.* ...................      15,900
       700    Reynolds & Reynolds Co., Class A .................      14,656
       300    Springs Industries, Inc., Class A ................      16,838
       600    Tommy Hilfiger Corp.* ............................      40,350
       300    Young Broadcasting, Inc.* ........................      15,563
                                                                 ------------
                                                                     179,501
                                                                 ------------
              CONSUMER STAPLES - 1.16%

       500    BJ's Wholesale Club, Inc.* .......................      19,750
                                                                 ------------
              FINANCIAL SERVICES - 24.48%

       900    Acceptance Insurance Cos., Inc.* .................      20,700
       535    Associated Banc-Corp. ............................      26,482
       400    Astoria Financial Corp. ..........................      22,012
       700    Compass Bancshares, Inc. .........................      33,228
     2,800    Doral Financial Corp. ............................      46,725
     1,000    FBL Financial Group, Inc., Class A ...............      28,062
     1,200    Imperial Credit Industries, Inc.* ................      25,350
       700    LandAmerica Financial Group, Inc. ................      33,425
       600    Long Island Bancorp, Inc. ........................      37,069
     1,050    North Fork Bancorporation, Inc. ..................      25,266
       300    Penncorp Financial Group, Inc. ...................       6,637
     1,000    Peoples Heritage Financial Group, Inc. ...........      22,500
       700    Southern Pacific Funding Corp.* ..................      10,763
     1,320    Sovereign Bancorp, Inc. ..........................      23,348
       700    TR Financial Corp. ...............................      31,325
     1,000    United Bankshares, Inc. ..........................      25,125
                                                                 ------------
                                                                     418,017
                                                                 ------------

              HEALTH CARE - 1.88%

       800    Apria Healthcare Group, Inc.* ....................       6,100
       700    Integrated Health Services, Inc. .................      26,031
                                                                 ------------
                                                                      32,131
                                                                 ------------

                See accompanying notes to financial statements.

The Cruelty Free Value Fund
Schedule of Investments (unaudited) - continued                    31-May-98
-----------------------------------------------------------------------------
                                                                   Market
  Shares                                                            Value
              COMMON STOCKS - continued
              OTHER - 0.70%

       700    Global Industrial Technologies, Inc.* ............     $11,856
                                                                 ------------

              PRODUCER DURABLES - 3.55%

       700    Electroglas, Inc.* ...............................       9,537
       700    Flowserve Corp. ..................................      20,300
       700    Stewart & Stevenson Services, Inc. ...............      14,525
       700    Watts Industries, Inc., Class A ..................      16,319
                                                                 ------------
                                                                      60,681
                                                                 ------------
              TECHNOLOGY - 12.29%

     1,050    Burr-Brown Corp.* ................................      26,939
       700    Diamond Multimedia Systems, Inc.* ................       5,338
     2,700    ESS Technology, Inc.* ............................      12,234
       700    Exar Corp.* ......................................      16,100
       600    Komag, Inc.* .....................................       5,925
       700    Read-Rite Corp.* .................................       6,169
     2,100    Scientific-Atlanta, Inc. .........................      46,331
       700    Tech-Sym Corp.* ..................................      20,256
     1,400    The Learning Company, Inc.* ......................      39,900
     1,800    Western Digital Corp.* ...........................      30,600
                                                                 ------------
                                                                     209,792
                                                                 ------------
              TRANSPORTATION - 9.51%

     1,200    Airborne Freight Corp. ...........................      44,700
       700    Borg-Warner Automotive, Inc. .....................      39,900
       700    Fleetwood Enterprises, Inc. ......................      28,000
     1,000    Roadway Express, Inc. ............................      18,812
     1,700    Simpson Industries, Inc. .........................      23,800
       700    Walbro Corp. .....................................       7,219
                                                                 ------------
                                                                     162,431
                                                                 ------------
              UTILITIES - 0.88%

       700    Jones Intercable Inc., Class A*...................      15,050
                                                                 ------------
              Total Common Stocks (Cost $1,101,639).............   1,272,110
                                                                 ------------
 Principal
  Amount      SHORT-TERM INVESTMENTS - 18.96%

  $323,793    The Bank of New York Cash Reserve Fund, 4.60% ....     323,793
                                                                 ------------
              Total Short Term Investments (Cost $323,793) .....     323,793
                                                                 ------------
              Total Investments (Cost $1,425,432) - 93.46% .....   1,595,903
              Other Assets, Less Other Liabilities  - 6.54% ....     111,707
                                                                 ------------
              NET ASSETS - 100.00% .............................  $1,707,610
                                                                 ============

* Non-income producing security

                See accompanying notes to financial statements.

The Cruelty Free Value Fund
Statement of Assets and Liabilities (unaudited)                                          May 31, 1998
------------------------------------------------------------------------------------------------------

ASSETS:
   Investment in securities at value (Cost $1,425,432) ............................   $     1,595,903
   Receivables:
       Due from Advisor ...........................................................            64,956
       Dividends and interest receivable ..........................................             2,086
   Deferred unamortized organization costs (Note 1) ...............................            55,958
   Other assets ...................................................................               996
                                                                                      ----------------
             TOTAL ASSETS .........................................................         1,719,899
                                                                                      ----------------

LIABILITIES:
   Payables:
       Accrued expenses ...........................................................            11,921
       Distribution fee (Note 3) ..................................................               368
                                                                                      ----------------
             TOTAL LIABILITIES ....................................................            12,289
                                                                                      ----------------

NET ASSETS:
   Applicable to 56,729 shares; unlimited number of shares
      of beneficial interest authorized with no par value .........................   $     1,707,610
                                                                                      ================

   Net asset value, offering and redemption price
      ($1,707,610 divided by 56,729 shares) .......................................   $         30.10
                                                                                      ================

NET ASSETS CONSIST OF:
   Paid-in capital ................................................................   $     1,520,173
   Accumulated undistributed net investment loss ..................................            (6,324)
   Accumulated undistributed realized gains on investments ........................            23,290
   Net unrealized appreciation on investments .....................................           170,471
                                                                                      ----------------
             NET ASSETS ...........................................................   $     1,707,610
                                                                                      ================

The Cruelty Free Value Fund
Statement of Operations (unaudited)
                                                                                                   For the Six Months
                                                                                                          Ended
INVESTMENT INCOME                                                                                       31-May-98
   Dividend ......................................................................................    $     5,509
   Interest ......................................................................................          4,261
                                                                                                        ----------
             Total investment income .............................................................          9,770
                                                                                                        ----------

EXPENSES:
   Investment advisory fees (Note 3) .............................................................          9,068
   Distribution expense (Note 3) .................................................................          1,814
   Administration fees ...........................................................................         27,984
   Registration fees .............................................................................         16,356
   Transfer agent fees ...........................................................................         14,372
   Accounting fees ...............................................................................         11,966
   Audit fees ....................................................................................          1,513
   Amortization of organization costs (Note 1) ...................................................          7,125
   Custody fees ..................................................................................          4,413
   Trustees fees .................................................................................          4,687
   Printing fees .................................................................................            986
   Legal fees ....................................................................................          2,685
   Insurance .....................................................................................            568
                                                                                                        ----------
             TOTAL EXPENSES ......................................................................        103,537
             Expenses waived and reimbursed by Advisor (Note 3) ..................................        (89,391)
                                                                                                        ----------
             NET EXPENSES ........................................................................         14,146
                                                                                                        ----------
NET INVESTMENT LOSS ..............................................................................         (4,376)
                                                                                                        ----------

REALIZED AND UNREALIZED GAINS ON INVESMENTS:
   Net realized gains on investments .............................................................         20,902
   Net change in unrealized appreciation on investments ..........................................        100,671
                                                                                                        ----------
   Net realized and unrealized gains on investments ..............................................        121,573
                                                                                                        ----------

Net increase in net assets resulting from operations .............................................    $   117,197
                                                                                                         =========

The Cruelty Free Value Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------
                                                                                 For the Six        For the Period
                                                                                Months Ended        April 29, 1997*
                                                                                 31-May-98             through
OPERATIONS:                                                                     (unaudited)           30-Nov-97
                                                                                ------------         ------------
   Net investment loss ....................................................   $      (4,376)       $      (1,948)
   Net realized gains on investments ......................................          20,902               15,171
   Net change in unrealized appreciation on investments ...................         100,671               69,800
                                                                                ------------         ------------
   Net increase in net assets resulting from operations ...................         117,197               83,023
                                                                                ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net capital gains ......................................................         (12,783)                   0
                                                                                ------------         ------------
   Total distributions ....................................................         (12,783)                   0
                                                                                ------------         ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..............................................         505,498              992,665
   Reinvestment of dividends ..............................................          11,990                    0
   Cost of shares redeemed ................................................         (82,693)              (7,287)
                                                                                ------------         ------------
   Increase in net assets derived from capital share transactions (a) .....         434,795              985,378
                                                                                ------------         ------------

           TOTAL INCREASE IN NET ASSETS ...................................         539,209            1,068,401
                                                                                ------------         ------------

NET ASSETS:

   Beginning of period ....................................................       1,168,401              100,000
                                                                                ------------         ------------

   End of period (including undistributed net
       investment loss of $6,324 and $1,948)...............................   $   1,707,610        $   1,168,401
                                                                                 ===========          ===========

   (a)  Transactions in capital stock were:
         Shares sold ......................................................          17,239               38,051
         Shares issued through reinvestment of dividends...................             449                    0
         Shares redeemed ..................................................          (2,749)                (261)
                                                                                ------------         ------------
    Increase in shares outstanding ........................................          14,939               37,790
                                                                                ============          ===========

*Commencement of investment operations.

The Cruelty Free Value Fund
Financial Highlights
-----------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.
                                                                        For the Six Months      For the Period
                                                                             Ended              April 29, 1997*
                                                                          May 31, 1998             through
                                                                          (unaudited)         November 30, 1997
                                                                        ------------------    ------------------

Net asset value, beginning of period .............................      $   27.96               $   25.00
                                                                        ----------              ----------

        Income from investment operations:
           Net investment loss ...................................          (0.06)                  (0.05)
           Net realized and unrealized gains on investments ......           2.50                    3.01
                                                                        ----------              ----------
             Total from investment operations ....................           2.44                    2.96
                                                                        ----------              ----------

        Less distributions from:
           Net capital gains .....................................          (0.30)                   0.00
                                                                        ----------              ----------
             Total distributions .................................          (0.30)                   0.00
                                                                        ----------              ----------

Net asset value, end of period ...................................      $   30.10               $   27.96
                                                                        ==========              ==========

Total return .....................................................           8.86%/1/               11.84%/1/

Ratios/Supplemental Data
        Net assets, end of period (in 000s) ......................      $   1,708               $   1,168
        Ratio of expenses to average net assets:
             Before expense reimbursement ........................          14.27%/2/               29.69%/2/
             After expense reimbursement .........................           1.95%/2/                1.95%/2/
        Ratio of net investment income to average net assets:
             Before expense reimbursement ........................         (12.92%)/2/             (28.16%)/2/
             After expense reimbursement .........................          (0.60%)/2/              (0.42%)/2/
        Portfolio turnover rate ..................................           3.56%/1/               15.06%/1/
        Average commission rate paid .............................      $  0.0700               $  0.0698

      *   Commencement of investment operations.
      /1/ Not Annualized.
      /2/ Annualized.

                See accompanying notes to financial statements

THE CRUELTY FREE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                           MAY 31, 1998
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES


Beacon Global Advisors Trust (the "Trust") is organized as a Delaware business trust pursuant to a Trust Agreement dated August 29, 1996. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end, diversified management investment company. The Trust is organized to offer separate series of shares and is currently offering a single series of
shares called The Cruelty Free Value Fund (the "Fund").   The initial
capitalization of the Fund, $100,000, was provided on March 26, 1997 by Beacon Global Advisors, Ltd., parent company of the investment advisor. The Fund commenced investment operations on April 29, 1997. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.


SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price. Unlisted securities, listed securities in which there were no sales, or securities traded over-the-counter, are valued at the mean of the closing bid and ask prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years from commencement of operations.

FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term investments, totaled $247,305 and $42,350, respectively, for the six months ended May 31,1998. Net unrealized appreciation of investments at May 31, 1998 includes aggregate unrealized appreciation of $266,640 and unrealized depreciation of $96,169.

THE CRUELTY FREE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  CONTINUED               MAY 31, 1998
--------------------------------------------------------------------------------


NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Beacon Global Advisors, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. For providing investment advisory services, the Fund pays the Advisor a monthly fee which is calculated by applying the following annual rates: 1.25% of the average daily net assets of the first $100 million, 1.00% of the average daily net assets from $100 million to $500 million, and 0.75% of average daily net assets over $500 million. The Advisor has entered into a subadvisory agreement with Scudder Kemper Investments, Inc. (formerly known as Zurich Kemper Value Advisors and Dreman Value Advisors, Inc.) to assist in the selection and management of the Fund's investment securities. For its services, the Subadvisor receives from the Advisor an annual fee equal to 0.50% of the first $50 million of the Fund`s average daily net assets, 0.35% of the Fund's average daily net assets from $50 million to $100 million, and 0.25% of the Fund's average daily net assets in excess of $100 million.

The Advisor has voluntarily agreed to waive its fees and reimburse the Fund to the extent total annualized expenses exceed 1.95% of the Fund's average daily net assets. For the six months ended May 31, 1998, advisory fees of $9,068 were paid to the Advisor and the Advisor reimbursed the Fund $89,391. Certain Officers and Trustees are affiliated persons of the Advisor. All Officers serve without direct compensation from the Fund. Officers, Trustees and affiliated persons of The Cruelty Free Value Fund directly control 25,561 shares, or 45.06% of the Fund, including one shareholder who owns 35.62%.


Excluding the investment advisory fee, other expenses incurred for the six months ended May 31, 1998 totaled $94,469, of which $54,322 represents fees charged by First Data Investor Services Group, Inc., for administration, transfer agent, accounting and shareholder services. The Bank of New York serves as Custodian of the Fund.

The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse Beacon Global Advisors, Inc. (the "Distributor"), the Fund's sole underwriter and distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the six months ended May 31, 1998, the Fund reimbursed the Distributor $1,814 for distribution costs incurred.

NOTE 4  SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of the Fund was held on January 5, 1998, for purposes of (i) approving a new sub-investment management agreement with Scudder Kemper Investments, Inc., due to the acquisition of Scudder, Stevens & Clark, Inc. by Zurich Insurance Company, and (ii) ratifying or rejecting the selection of Johnson Lambert & Co. as the Fund's new independent public accountants. A quorum was represented at the Meeting and the voting results are set forth below:

For the approval of the new sub-investment management agreement:

  FOR:                 29,148
  ABSTAIN:              1,398

For the selection of the new independent public accountants:

  FOR:                 29,541
  ABSTAIN:              1,005

                          THE CRUELTY FREE VALUE FUND

                               SEMI-ANNUAL REPORT
                                 MAY 31, 1998


                               INVESTMENT ADVISOR

                          Beacon Global Advisors, Inc.
                        8260 Greensboro Drive, Suite 250
                             McLean, Virginia 22102



                                  DISTRIBUTOR

                          Beacon Global Advisors, Inc.
                        8260 Greensboro Drive, Suite 250
                             McLean, Virginia 22102



                              SHAREHOLDER SERVICES

                    First Data Investor Services Group, Inc.
                               3200 Horizon Drive
                      King of Prussia, Pennsylvania 19406


                                   CUSTODIAN

                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286



                                 LEGAL COUNSEL

                           Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                     Washington, District of Columbia 20036



                                    AUDITORS

                             Johnson Lambert & Co.
                         7500 Old Georgetown Road #700
                            Bethesda, Maryland 20814






                        FOR ADDITIONAL INFORMATION ABOUT
                        THE CRUELTY FREE VALUE FUND CALL

                                 (800) 892-9626
                          @HTTP://WWW.CRUELTYFREE.COM



This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund s objectives, policies, expenses and other information.



                          BEACON GLOBAL ADVISORS, INC.